OTHER EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Disclosure of other expenses (income)

		Years ended December 31,
	Notes	2018	2017
Changes in asset retirement obligations at closed sites	17(a)	$7.3	$7.5
Write-down of assets		9.2	2.5
Other		5.0	8.3
		$21.5	$18.3